Note 9 - Accounts Receivable - Other, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivables, Other	$ 1,846	$ 0
Performance Bonuses [Member]
Accounts Receivables, Other	1,602	0
Customers [Member]
Accounts Receivables, Other	192	0
Other [Member]
Accounts Receivables, Other	$ 52	$ 0